Share-Based Compensation (Changyou 2008 Share Incentive Plan, Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2009	Dec. 31, 2008
Changyou 2008 Share Incentive Plan [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance					2,000,000
Shares reserved for future issuance as a result of a stock split				20,000,000
Award vesting period	4 years
Maximum term of share rights granted under stock incentive plan	10 years
Plan expiration date	Aug. 31, 2018
Changyou 2008 Share Incentive Plan [Member] | Restricted share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 80	$ (200)	$ 1,300
Unrecognized compensation expenses	$ 30
Weighted average period over which unrecognized compensation expected to be recognized	6 months 18 days
Fair value of restricted share units, vested	$ 100	$ 1,100	$ 1,100
Changyou 2008 Share Incentive Plan [Member] | Restricted share units [Member] | Certain members of management other than Tao Wang and certain other employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accumulated shares/restricted share units granted	4,614,098
Changyou's 2008 Share Incentive Plan before Initial Public Offering [Member] | Ordinary shares [Member] | Tao Wang [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	15,000,000